Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Major Classes of Property, Plant and Equipment
5. Property, Plant and Equipment

The major classes of property, plant and equipment are as follows:

	As of December 31,
	2012	2011

	(Dollars in millions)
Property, plant and equipment:
Land and improvements	$213	$211
Buildings	773	733
Machinery and equipment	5,327	4,798
Computers and capitalized software	99	89
	6,412	5,831

Accumulated depreciation and amortization:
Land and improvements	(32)	(28)
Buildings	(367)	(336)
Machinery and equipment	(3,543)	(3,252)
Computers and capitalized software	(85)	(78)
	(4,027)	(3,694)
Total property, plant and equipment - net	$2,385	$2,137

Depreciation expense was $397 million, $432 million, and $447 million for the years ended December 31, 2012, 2011 and 2010, respectively.